Stockholders Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Stockholders Equity

5.     STOCKHOLDERS' EQUITY

Common Stock

The Company has authorized 100 million shares of common stock with $0.001 par value, 48,861,185 of which were outstanding as of September 30, 2011.

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions.

Redeemable Convertible Preferred Stock

The board of directors designated 525,000 shares of the preferred stock as redeemable convertible preferred stock, none of which remain outstanding.

Series A Convertible Preferred Stock

In 2004, the board of directors designated 242,576 shares of the preferred stock as series A convertible preferred stock. On February 26, 2010, the Company’s certificate of incorporation was amended to reclassify the series A convertible preferred stock into common stock and warrants to purchase shares of common stock, and therefore all of the then-outstanding 242,576 shares of series A convertible preferred stock and accrued dividends were reclassified into 8,084,139 shares of common stock and warrants to purchase an additional 2,799,327 shares of common stock.

On the date of issuance, the warrants were recorded at their fair value as determined using the Black-Scholes valuation model. The Company issued the warrants for the purpose of inducing reclassification of the series A preferred stock. The consideration expense associated with the warrants was treated as a preferred dividend. The dividend, which is the excess of (1) the fair value of all securities and other consideration (the warrants and common stock) transferred by the Company to the holders of the series A preferred stock over (2) the fair value of securities issuable pursuant to the original conversion terms (the common stock), has been subtracted from net income to arrive at net income available to common stockholders in the calculation of earnings per share in the first quarter of 2010. Since the series A preferred stockholders received the same number of shares of common stock in the reclassification into which the series A preferred stock were contractually convertible, the excess value was attributed solely to the warrants.

In accordance with the loan agreement governing the then-outstanding outstanding notes first issued in 2007 (the “2007 Notes”), and as a result of the reclassification of the series A preferred stock, on February 26, 2010, the then-outstanding 2007 Notes were converted into 14 million shares of common stock.

The only cash settlements related to the conversion of the 2007 Notes were for fractional shares issued upon conversion.

Stock Options

Under the Company’s 1995 Stock Plan (the “Plan”), a total of 3,014,552 shares remained available at September 30, 2011 and 5,240,667 shares were subject to stock options outstanding as of that date, bringing the total number of shares subject to stock options outstanding and those remaining available for issue to 8,255,219 shares of common stock as of September 30, 2011.  The Plan allows the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options is determined by the Company’s board of directors, but incentive stock options must be granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

In January 2002, the Company assumed the Sterling Medivations 2000 Stock Option Plan, which authorizes the issuance of up to 93,765 shares of the Company’s common stock.  No options have been issued under this plan.

The following table sets forth or the range of exercise prices, number of shares issuable upon exercise, weighted average exercise price, and remaining contractual lives by groups of similar price as of September 30, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (years)	Number of Shares	Weighted Average Price
$ 0.00 - $ 0.26	855,500	$ 0.25	5.15	830,500	$ 0.25
$ 0.30 - $ 0.33	2,158,500	$ 0.32	6.78	2,123,979	$ 0.32
$ 0.34 - $ 1.00	1,877,667	$ 0.62	8.37	1,225,959	$ 0.46
$ 1.10 - $ 4.46	284,000	$ 1.37	7.65	83,416	$ 1.46
$ 5.00 - $ 9.00	65,000	$ 5.25	0.40	65,000	$ 5.25
Total	5,240,667	$ 0.53	7.05	4,328,854	$ 0.44

Warrants

The Company has the following shares reserved for the warrants outstanding as of September 30, 2011:

Warrants (Underlying Shares)		Exercise Price	Expiration Date
28,897,934	(1)	$0.65	03/01/2013
121,980	(2)	$0.005	03/11/2013
377,16,1	(3)	$1.01	09/10/2015
2,560,000	(4)	$0.01	03/01/2013
31,957,075

(1)     Consists of outstanding warrants issued in connection with various financings, but amended or originally issued on February 26, 2010 to expire on March 1, 2013During the nine months ended September 30, 2011, 275,172 shares of warrants were exercised and 940,556 warrants were exercised since February 26, 2010.

(2)     Consists of warrants to purchase common stock at a purchase price of $0.005 per share, issued in conjunction with a consulting agreement entered into on August 26, 2009. These warrants were issued to expire on March 1, 2013.

(3)     Consists of outstanding warrants issued in conjunction with a private placement on September 10, 2010.

(4)     Consists of warrants to purchase common stock at a purchase price of $0.01 per share issued in conjunction with the settlement of a claim. (See Note 4)

In connection with a certain financing, which became due and payable as of January 30, 2004, and under an agreement dated February 6, 2004, the Company agreed to cause its subsidiary, InterScan, to issue to the lenders party to the agreement, warrants exercisable for the number of shares of common stock of InterScan equal to 5% of all shares of common stock of InterScan as of and after the issuance of InterScan securities in an InterScan financing, as defined in the agreement.  The exercise price per share of common stock of InterScan will equal 5% of the per share purchase price paid by the purchasers in such InterScan financing.  As of September 30, 2011, no such InterScan financing had occurred.

3. Stockholders’ Equity (Deficit)

Common Stock

The Company has authorized 100 million shares of common stock with $0.001 par value, 47,299,617 of which were issued and outstanding as of December 31, 2010.

On September 10, 2010, the Company completed a private placement of 3,771,605 shares of common stock at a purchase price of $0.81 per share, pursuant to which the Company raised approximately $3.1 million. For each share of common stock issued, subscribers received warrants exercisable for the purchase of 1/10 of one share of common stock (in the aggregate, 377,161 shares) at an exercise price of $1.01 per share. The warrants have a five-year term.

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value, none of which were issued or outstanding as of December 31, 2010. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions.

    Redeemable Convertible Preferred Stock

The board of directors designated 525,000 shares of the preferred stock as redeemable convertible preferred stock, none of which remain outstanding.

  Series A Convertible Preferred Stock

In 2004, the board of directors designated 242,576 shares of the preferred stock as series A convertible preferred stock. On February 26, 2010, the Company’s certificate of incorporation was amended to reclassify the series A convertible preferred stock into common stock and warrants to purchase shares of common stock, and therefore all of the then-outstanding 242,576 shares of series A convertible preferred stock and accrued dividends were reclassified into 8,084,139 shares of common stock and warrants to purchase an additional 2,799,327 shares of common stock.

On the date of issuance, the warrants were recorded at their fair value as determined using the Black-Scholes valuation model. The Company issued the warrants for the purpose of inducing conversion, or “reclassification,” of the series A preferred stock into common stock. The consideration expense associated with the warrants was treated as a preferred dividend. The dividend, which is the excess of (1) the fair value of all securities and other consideration (the warrants and common stock) transferred by the Company to the holders of the series A preferred stock over (2) the fair value of securities issuable pursuant to the original conversion terms (the common stock), has been subtracted from net income to arrive at net income available to common stockholders in the calculation of earnings per share in the first quarter of 2010. Since the series A preferred stockholders received the same number of shares of common stock in the reclassification into which the series A preferred stock were contractually convertible, the excess value was attributed solely to the warrants.

In accordance with the loan agreement governing the then-outstanding outstanding notes first issued in 2007 (the “2007 Notes”), and as a result of the reclassification of the series A preferred stock, on February 26, 2010, the then-outstanding 2007 Notes were converted into 14 million shares of common stock.

The only cash settlements related to the conversion of the 2007 Notes were for fractional shares issued upon conversion.

Stock Options

Under the Company’s 1995 Stock Plan (the “Plan”), a total of 2,517,052 shares remained available at December 31, 2010 and 5,738,167 shares were subject to stock options outstanding as of that date, bringing the total number of shares subject to stock options outstanding and those remaining available for issue to 8,255,219 shares of common stock as of December 31, 2010. The Plan allows the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options is determined by the Company’s board of directors, but incentive stock options must be granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

The fair value of stock options granted in 2010 and 2009 were estimated using the Black-Scholes option pricing model. A summary of the assumptions used in determining the fair value of options follows:

	2010	2009
Expected volatility	125%	151%
Expected option life in years	10.0	10.0
Expected dividend yield	0.0%	0.0%
Risk-free interest rate	1.50%	2.24%
Weighted average fair value per option at grant date	$0.98	$0.38

Application of the Black-Scholes option pricing model involves assumptions that are judgmental and affect compensation expense. Historical information is the primary basis for the selection of expected volatility, expected option life and expected dividend yield. Expected volatility is based on the most recent historical period equal to the expected life of the option. The risk-free interest rate is based on yields of U.S. Treasury zero-coupon issues with a term equal to the expected life of the option on the date the stock options were granted.

Stock option activity for each of the two years ended December 31 is as follows:

	2010		2009
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	5,480,076	$0.38	4,306,500	$0.47
Options granted	632,667	$1.02	1,222,576	$0.31
Options exercised	(223,576)	$0.03	—	—
Options expired/forfeited	(151,000)	$3.59	(49,000)	$7.63
Outstanding at end of year	5,738,167	$0.41	5,480,076	$0.38
Options vested and exercisable at year-end	4,456,500		3,978,125	$0.37
Options available for grant at year-end	2,517,052		975,143
Aggregate intrinsic value – options exercised	$172,073		$—
Aggregate intrinsic value – options outstanding	$2,229,563		$4,492,517
Aggregate intrinsic value – options vested and exercisable	$1,860,362		$2,987,307

The Company estimates the fair value of stock options using a Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the expected term, expected volatility of the Company’s stock, the risk free interest rate, option forfeiture rates, and dividends, if any. The expected term of the options is based upon the historical term until exercise or expiration of all granted options. The expected volatility is derived from the historical volatility of the Company’s stock on the OTCQB market for a period that matches the expected term of the option. The risk-free interest rate is the constant maturity rate published by the U.S. Federal Reserve Board that corresponds to the expected term of the option.

In January 2002, the Company assumed the Sterling Medivations 2000 Stock Option Plan, which authorizes the issuance of up to 93,765 shares of the Company’s common stock. No options have been exercised under this plan. At December 31, 2010, options exercisable for 6,090 shares were outstanding under this plan.

Warrants

The Company has the following shares of common stock reserved for the warrants outstanding as of December 31, 2010:

Warrants (Underlying Shares)		Exercise Price	Expiration Date
29,167,565	(1)	0.65	03/01/2013
151,905	(2)	0.005	08/25/2014
377,161	(3)	1.01	09/10/2015
29,696,631

(1) Consists of outstanding warrants issued in connection with various financings, but amended or originally issued on February 26, 2010 to expire on March 1, 2013. Shares underlying these warrants have been registered for resale with the SEC on October 5, 2010. During the year ended December 31, 2010, 665,384 shares of warrants were exercised.

(2)           Consists of outstanding warrants issued in conjunction with a consulting agreement dated August 26, 2009.

(3)           Consists of outstanding warrants issued in conjunction with a private placement on September 10, 2010.

In connection with certain financing, which became due and payable as of January 30, 2004, and under an agreement dated February 6, 2004, the Company agreed to cause its subsidiary, InterScan, to issue to the lenders party to the agreement, InterScan warrants exercisable for the number of shares of common stock of InterScan equal to 5% of all shares of common stock of InterScan as of and after the issuance of InterScan securities in an InterScan financing, as defined in the agreement. The exercise price per share of common stock of InterScan will equal 5% of the per share purchase price paid by the Purchasers in such InterScan financing. As of December 31, 2009, no such InterScan financing had occurred.